Group Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement Of Comprehensive Income [Abstract]
Profit for the period	£ 3,329	£ 3,538	£ 6,564
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(802)	4,095	(2,997)
Differences on exchange	(786)	4,847	(2,597)
Cash flow hedges
– net fair value gains/(losses)	50	(267)	(257)
– reclassified and reported in profit for the period	4	48	90
Investments held at fair value
– net fair value gains	5
– net fair value gains/(losses)	111	(353)	(16)
– differences on exchange on borrowings	(121)	(230)	(163)
Associates – share of OCI, net of tax	(49)		(98)
Tax on items that may be reclassified	(16)	50	44
Items that will not be reclassified subsequently to profit or loss:	228	57	55
Retirement benefit schemes
– net actuarial gains	282	78	105
– surplus recognition	(1)	(6)	10
Associates – share of OCI, net of tax	4	(11)	(34)
Tax on items that will not be reclassified	(57)	(4)	(26)
Total other comprehensive (expense)/income for the period	(574)	4,152	(2,942)
Total comprehensive income for the period	2,755	7,690	3,622
Attributable to:
Owners of the parent	2,679	7,596	3,474
Non-controlling interests	76	94	148
Total comprehensive income for the period	£ 2,755	£ 7,690	£ 3,622